Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	EARTHLINK INC
Entity Central Index Key	0001102541
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Mar. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1
Amendment Flag	false